Not FDIC Insured May Lose Value No Bank Guarantee
TF-Q3PH

Schedules of Investments
(unaudited)
Templeton Foreign Fund 2
Templeton International Climate Change Fund 5
Templeton World Fund 7
Notes to Schedules of Investments 9

Templeton Funds
Schedule of Investments (unaudited), May 31, 2022
Templeton Foreign Fund
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a Industry Shares a Value
a
Common Stocks 98.6%
China 8.1%
a
Alibaba Group Holding Ltd. ......... Internet & Direct Marketing Retail 4,623,270 $ 55,526,190
a,b
Baidu, Inc., ADR ................. Interactive Media & Services 148,719 20,872,712
Gree Electric Appliances, Inc. of Zhuhai,
A ........................... Household Durables 3,965,000 19,061,494
NXP Semiconductors NV .......... Semiconductors & Semiconductor Equipment 235,943 44,772,544
a
Prosus NV ..................... Internet & Direct Marketing Retail 885,050 45,758,716
Sinopec Engineering Group Co. Ltd., H Construction & Engineering 21,005,880 10,721,463
a
Vipshop Holdings Ltd., ADR ........ Internet & Direct Marketing Retail 3,890,242 36,179,250
232,892,369
France 5.1%
Dassault Aviation SA .............. Aerospace & Defense 292,460 49,574,385
b
Faurecia SE .................... Auto Components 1,804,230 50,196,965
Valeo ......................... Auto Components 2,086,923 46,382,756
146,154,106
Germany 12.2%
Bayer AG ...................... Pharmaceuticals 1,240,357 88,749,255
Bayerische Motoren Werke AG ...... Automobiles 516,427 44,868,669
Continental AG .................. Auto Components 589,969 45,331,431
c
Covestro AG, 144A, Reg S ......... Chemicals 710,935 32,589,445
E.ON SE ....................... Multi-Utilities 3,852,647 39,329,458
Fresenius Medical Care AG & Co. KGaA Health Care Providers & Services 864,099 52,715,603
Infineon Technologies AG .......... Semiconductors & Semiconductor Equipment 1,501,733 46,800,974
350,384,835
Hong Kong 3.7%
AIA Group Ltd. .................. Insurance 6,154,253 63,758,791
Prudential plc, (GBP Traded) ........ Insurance 2,588,841 33,759,467
b
Prudential plc, (HKD Traded) ........ Insurance 589,500 7,703,492
105,221,750
India 2.0%
Housing Development Finance Corp.
Ltd. ......................... Thrifts & Mortgage Finance 1,952,237 57,495,879
Ireland 1.1%
CRH plc ....................... Construction Materials 771,449 31,841,425
Japan 12.7%
Elecom Co. Ltd. ................. Technology Hardware, Storage & Peripherals 1,078,000 12,664,411
Hitachi Ltd. ..................... Industrial Conglomerates 1,941,279 100,734,054
Honda Motor Co. Ltd. ............. Automobiles 2,116,405 52,702,956
Seria Co. Ltd. ................... Multiline Retail 1,071,607 18,950,268
Sony Group Corp. ................ Household Durables 328,794 30,839,800
Sumitomo Metal Mining Co. Ltd. ..... Metals & Mining 1,252,643 52,380,347
Sumitomo Mitsui Financial Group, Inc. . Banks 1,531,623 46,977,795
Sundrug Co. Ltd. ................. Food & Staples Retailing 1,809,559 39,175,221
Toyota Industries Corp. ............ Machinery 196,134 12,607,872
367,032,724
Netherlands 10.0%
EXOR NV ...................... Diversified Financial Services 486,673 35,948,014
ING Groep NV .................. Banks 4,353,748 49,232,985
SBM Offshore NV ................ Energy Equipment & Services 4,209,864 68,227,310
Shell plc ....................... Oil, Gas & Consumable Fuels 4,535,447 134,145,552
287,553,861

Templeton Funds
Schedule of Investments (unaudited)
Templeton Foreign Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a Industry Shares a Value
a
Common Stocks
(continued)
Portugal 1.3%
Galp Energia SGPS SA, B ......... Oil, Gas & Consumable Fuels 2,899,995 $ 37,864,574
South Korea 7.6%
KB Financial Group, Inc. ........... Banks 1,474,406 71,757,768
Samsung Electronics Co. Ltd. ....... Technology Hardware, Storage & Peripherals 1,573,231 85,191,018
Shinhan Financial Group Co. Ltd. .... Banks 1,801,271 62,441,940
219,390,726
Spain 0.4%
a,b
Tecnicas Reunidas SA ............ Energy Equipment & Services 1,170,272 12,220,860
Switzerland 3.1%
Adecco Group AG ................ Professional Services 1,440,403 56,140,009
Roche Holding AG ............... Pharmaceuticals 100,053 34,090,067
90,230,076
Taiwan 2.5%
Taiwan Semiconductor Manufacturing
Co. Ltd. ...................... Semiconductors & Semiconductor Equipment 3,876,044 73,236,505
Thailand 1.4%
Kasikornbank PCL ............... Banks 9,198,837 39,351,615
United Kingdom 22.4%
AstraZeneca plc ................. Pharmaceuticals 477,778 63,147,462
BAE Systems plc ................ Aerospace & Defense 5,657,248 53,961,846
BP plc ......................... Oil, Gas & Consumable Fuels 24,763,872 134,586,419
CK Hutchison Holdings Ltd. ......... Industrial Conglomerates 9,530,776 67,512,000
Imperial Brands plc ............... Tobacco 2,696,656 60,892,928
a
Informa plc ..................... Media 4,416,503 30,358,674
a,b
International Consolidated Airlines
Group SA ..................... Airlines 15,068,034 24,239,526
a,c
Just Eat Takeaway.com NV, 144A, Reg
S ........................... Internet & Direct Marketing Retail 1,063,480 23,668,397
Lloyds Banking Group plc .......... Banks 101,127,790 57,485,606
a
Rolls-Royce Holdings plc .......... Aerospace & Defense 32,577,845 35,582,408
Standard Chartered plc ............ Banks 11,842,395 94,138,083
645,573,349
United States 5.0%
a
Array Technologies, Inc. ........... Electrical Equipment 3,698,250 40,976,610
a
Booking Holdings, Inc. ............ Hotels, Restaurants & Leisure 18,004 40,393,054
a
DXC Technology Co. .............. IT Services 1,778,180 62,627,500
143,997,164
Total Common Stocks (Cost $2,692,717,433) ....................................
2,840,441,818
Short Term Investments 2.8%
a a
Industry
Principal
Amount
*
a Value
a a a a a a
Time Deposits 2.1%
Canada 1.3%
National Bank of Canada, 0.81%,
6/01/22 ...................... 37,600,000 37,600,000

Templeton Funds
Schedule of Investments (unaudited)
Templeton Foreign Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

See Abbreviations on page 12.
Short Term Investments
(continued)
a a
Industry
Principal
Amount
*
a Value
a a a a a a
Time Deposits
(continued)
France 0.8%
Credit Agricole Corporate and
Investment Bank SA, 0.79%, 6/01/22 24,000,000 $ 24,000,000
Total Time Deposits (Cost $61,600,000) ........................................
61,600,000
Shares
Investments from Cash Collateral Received for Loaned
Securities 0.7%
Money Market Funds 0.7%
d,e
Institutional Fiduciary Trust - Money
Market Portfolio, 0.437% ......... 19,995,724 19,995,724
Total Investments from Cash Collateral Received for Loaned Securities (Cost
$19,995,724) ................................................................
19,995,724
a a a a a
Total Short Term Investments (Cost $81,595,724 ) ................................
81,595,724
a a a
Total Investments (Cost $2,774,313,157) 101.4% ................................
$2,922,037,542
Other Assets, less Liabilities (1.4)% ...........................................
(39,894,869)
Net Assets 100.0% ...........................................................
$2,882,142,673
a a a
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
a
Non-income producing.
b
A portion or all of the security is on loan at May 31, 2022.
c
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At May 31, 2022, the aggregate value of these securities was $56,257,842, representing 2.0% of net assets.
d
See Note 3 regarding investments in affiliated management investment companies.
e
The rate shown is the annualized seven-day effective yield at period end.

Templeton Funds
Schedule of Investments (unaudited), May 31, 2022
Templeton International Climate Change Fund
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a Industry Shares a Value
a
Common Stocks 98.5%
Denmark 6.4%
a
Orsted A/S, 144A, Reg S ........... Electric Utilities 428 $ 48,240
Vestas Wind Systems A/S .......... Electrical Equipment 3,951 100,918
149,158
France 15.9%
Cie de Saint-Gobain .............. Building Products 1,799 106,638
Danone SA ..................... Food Products 1,386 81,553
Valeo ......................... Auto Components 4,348 96,636
b
Veolia Environnement SA .......... Multi-Utilities 2,960 82,843
367,670
Germany 10.6%
E.ON SE ....................... Multi-Utilities 9,346 95,408
Infineon Technologies AG .......... Semiconductors & Semiconductor Equipment 2,674 83,334
Siemens AG .................... Industrial Conglomerates 510 67,325
246,067
Hong Kong 0.8%
b
Cadeler A/S .................... Construction & Engineering 5,443 18,917
India 5.4%
b
Azure Power Global Ltd. ........... Independent Power and Renewable Electricity
Producers 4,300 63,898
Kaveri Seed Co. Ltd. .............. Food Products 3,124 23,144
NHPC Ltd. ..................... Independent Power and Renewable Electricity
Producers 90,016 38,926
125,968
Italy 6.5%
Danieli & C Officine Meccaniche SpA . Machinery 1,563 26,660
Prysmian SpA ................... Electrical Equipment 3,873 125,100
151,760
Japan 10.3%
Honda Motor Co. Ltd. ............. Automobiles 3,190 79,438
Sumitomo Metal Mining Co. Ltd. ..... Metals & Mining 1,923 80,412
Toyota Motor Corp. ............... Automobiles 4,700 78,198
238,048
Netherlands 5.3%
ING Groep NV .................. Banks 10,926 123,553
Singapore 4.9%
STMicroelectronics NV ............ Semiconductors & Semiconductor Equipment 2,844 113,882
South Korea 2.5%
Samsung SDI Co. Ltd. ............ Electronic Equipment, Instruments &
Components 125 57,563
Spain 3.6%
Red Electrica Corp. SA ............ Electric Utilities 1,371 28,408
b
Soltec Power Holdings SA .......... Electrical Equipment 11,567 54,008
82,416
Taiwan 4.5%
Taiwan Semiconductor Manufacturing
Co. Ltd., ADR .................. Semiconductors & Semiconductor Equipment 1,100 104,830

Templeton Funds
Schedule of Investments (unaudited)
Templeton International Climate Change Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

See Abbreviations on page 12 .
a a Industry Shares a Value
a
Common Stocks
(continued)
United Kingdom 14.7%
AstraZeneca plc ................. Pharmaceuticals 867 $ 114,590
DS Smith plc .................... Containers & Packaging 5,463 21,108
SSE plc ....................... Electric Utilities 3,280 73,256
Standard Chartered plc ............ Banks 16,499 131,155
340,109
United States 7.1%
Schneider Electric SE ............. Electrical Equipment 357 49,587
a
Signify NV, 144A, Reg S ........... Electrical Equipment 2,868 114,362
163,949
Total Common Stocks (Cost $2,094,842) .......................................
2,283,890
Short Term Investments 2.6%
a a
Industry Shares a Value
a a a a a a
Money Market Funds 2.6%
United States 2.6%
c,d
Institutional Fiduciary Trust - Money
Market Portfolio, 0.437% ......... 61,106 61,106
Total Money Market Funds (Cost $61,106) ......................................
61,106
a a a a a
Total Short Term Investments (Cost $61,106 ) ...................................
61,106
a a a
Total Investments (Cost $2,155,948) 101.1% ....................................
$2,344,996
Other Assets, less Liabilities (1.1)% ...........................................
(25,208)
Net Assets 100.0% ...........................................................
$2,319,788
a a a
a
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At May 31, 2022, the aggregate value of these securities was $162,602, representing 7.0% of net assets.
b
Non-income producing.
c
See Note 3 regarding investments in affiliated management investment companies.
d
The rate shown is the annualized seven-day effective yield at period end.

Templeton Funds
Schedule of Investments (unaudited), May 31, 2022
Templeton World Fund
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a Industry Shares a Value
a
Common Stocks 98.4%
Belgium 2.3%
Anheuser-Busch InBev SA/NV ...... Beverages 1,021,190 $ 57,567,807
China 3.1%
NXP Semiconductors NV .......... Semiconductors & Semiconductor Equipment 223,698 42,448,932
a
Prosus NV ..................... Internet & Direct Marketing Retail 682,315 35,276,943
77,725,875
France 3.8%
LVMH Moet Hennessy Louis Vuitton SE Textiles, Apparel & Luxury Goods 87,430 56,449,728
Pernod Ricard SA ................ Beverages 198,916 39,066,443
95,516,171
Germany 6.6%
Deutsche Boerse AG .............. Capital Markets 337,780 56,771,017
Infineon Technologies AG .......... Semiconductors & Semiconductor Equipment 1,314,049 40,951,869
SAP SE ....................... Software 674,800 67,649,830
165,372,716
Hong Kong 2.9%
AIA Group Ltd. .................. Insurance 6,988,604 72,402,766
Ireland 2.0%
a
ICON plc ....................... Life Sciences Tools & Services 230,940 51,682,063
Japan 4.0%
Hitachi Ltd. ..................... Industrial Conglomerates 766,810 39,790,200
Sony Group Corp. ................ Household Durables 457,870 42,946,706
Toyota Industries Corp. ............ Machinery 283,500 18,223,928
100,960,834
South Korea 2.8%
Samsung Electronics Co. Ltd. ....... Technology Hardware, Storage & Peripherals 1,320,491 71,505,057
Switzerland 2.7%
Roche Holding AG ............... Pharmaceuticals 197,321 67,231,230
Taiwan 3.3%
Taiwan Semiconductor Manufacturing
Co. Ltd. ...................... Semiconductors & Semiconductor Equipment 4,401,809 83,170,652
United Kingdom 8.3%
AstraZeneca plc ................. Pharmaceuticals 449,659 59,431,000
BAE Systems plc ................ Aerospace & Defense 2,085,698 19,894,499
BP plc ......................... Oil, Gas & Consumable Fuels 8,255,226 44,865,412
a
Farfetch Ltd., A .................. Internet & Direct Marketing Retail 1,985,870 17,813,254
a,b
Just Eat Takeaway.com NV, 144A, Reg
S ........................... Internet & Direct Marketing Retail 1,764,332 39,266,287
a
Rolls-Royce Holdings plc .......... Aerospace & Defense 24,488,285 26,746,770
208,017,222
United States 56.6%
Albemarle Corp. ................. Chemicals 130,475 33,978,299
a
Alphabet, Inc., A ................. Interactive Media & Services 41,290 93,944,660
a
Amazon.com, Inc. ................ Internet & Direct Marketing Retail 52,466 126,138,233
American Express Co. ............ Consumer Finance 237,301 40,061,155
a
Booking Holdings, Inc. ............ Hotels, Restaurants & Leisure 36,295 81,430,010
Comcast Corp., A ................ Media 1,526,109 67,576,106
Crown Holdings, Inc. .............. Containers & Packaging 117,770 12,299,899
a,c
Dollar Tree, Inc. ................. Multiline Retail 253,674 40,671,552
DuPont de Nemours, Inc. .......... Chemicals 416,397 28,252,536

Templeton Funds
Schedule of Investments (unaudited)
Templeton World Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

See Abbreviations on page 12 .
a a Industry Shares a Value
a
Common Stocks
(continued)
United States (continued)
a
DXC Technology Co. .............. IT Services 1,548,782 $ 54,548,102
a
F5, Inc. ........................ Communications Equipment 130,570 21,288,133
Freeport-McMoRan, Inc. ........... Metals & Mining 674,627 26,364,423
Keurig Dr Pepper, Inc. ............. Beverages 1,733,160 60,209,978
Medtronic plc ................... Health Care Equipment & Supplies 708,813 70,987,622
a
Meta Platforms, Inc., A ............ Interactive Media & Services 119,979 23,232,734
Microchip Technology, Inc. ......... Semiconductors & Semiconductor Equipment 895,398 65,050,665
Micron Technology, Inc. ............ Semiconductors & Semiconductor Equipment 682,436 50,391,074
Microsoft Corp. .................. Software 356,101 96,813,179
a
Snap, Inc., A .................... Interactive Media & Services 1,100,319 15,525,501
a
T-Mobile US, Inc. ................ Wireless Telecommunication Services 702,861 93,684,343
a
Twilio, Inc., A .................... IT Services 210,860 22,176,146
a
Uber Technologies, Inc. ............ Road & Rail 816,380 18,940,016
UnitedHealth Group, Inc. ........... Health Care Providers & Services 181,282 90,057,272
a
Walt Disney Co. (The) ............. Entertainment 662,964 73,217,744
Westinghouse Air Brake Technologies
Corp. ........................ Machinery 686,858 64,880,607
Zimmer Biomet Holdings, Inc. ....... Health Care Equipment & Supplies 440,817 52,990,612
1,424,710,601
Total Common Stocks (Cost $2,487,717,693) ....................................
2,475,862,994
Short Term Investments 1.9%
a a
Industry
Principal
Amount
*
a Value
a a a a a a
Time Deposits 1.9%
France 1.9%
Credit Agricole Corporate and
Investment Bank SA, 0.79%, 6/01/22 48,600,000 48,600,000
Total Time Deposits (Cost $48,600,000) ........................................
48,600,000
a a a a a
Total Short Term Investments (Cost $48,600,000 ) ................................
48,600,000
a a a
Total Investments (Cost $2,536,317,693) 100.3% ................................
$2,524,462,994
Other Assets, less Liabilities (0.3)% ...........................................
(9,278,663)
Net Assets 100.0% ...........................................................
$2,515,184,331
a a a
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
a
Non-income producing.
b
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At May 31, 2022, the value of this security was
$39,266,287, representing 1.6% of net assets.
c
A portion or all of the security is on loan at May 31, 2022.

Templeton Funds

Quarterly Schedules of Investments
Notes to Schedules of Investments (unaudited)
1. Organization
Templeton Funds (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company, consisting of three separate funds (Funds) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP).
2. Financial Instrument Valuation
The Funds’ investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The
Funds calculate the net asset value (NAV) per share each business day as of 4 p.m. Eastern time or the regularly scheduled close of the New York Stock Exchange (NYSE), whichever is earlier. Under compliance policies and procedures approved by the Trust’s Board of Trustees (the Board), the Funds’ administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The Funds may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.
Equity securities listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.
Investments in open-end mutual funds are valued at the closing NAV. Investments in time deposits are valued at cost, which approximates fair value.
Certain derivative financial instruments trade in the OTC market. The Funds' pricing services use various techniques including industry standard option pricing models and proprietary discounted cash flow models to determine the fair value of those instruments. The Funds' net benefit or obligation under the derivative contract, as measured by the fair value of the contract, is included in net assets.
The Funds have procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the Funds primarily employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.
Trading in securities on foreign securities stock exchanges and OTC markets may be completed before 4 p.m. Eastern time.
In addition, trading in certain foreign markets may not take place on every Funds’ business day. Events can occur between the time at which trading in a foreign security is completed and 4 p.m. Eastern time that might call into question the reliability of the value of a portfolio security held by the Funds. As a result, differences may arise between the value of the Funds’ portfolio securities as determined at the foreign market close and the latest indications of value at 4 p.m. Eastern time. In order to minimize the potential for these differences, an independent pricing service may be used to adjust the value of the Funds’
portfolio securities to the latest indications of fair value at 4 p.m. Eastern time. At May 31, 2022, certain securities may have been fair valued using these procedures, in which case the securities were categorized as Level 2 inputs within the fair value hierarchy (referred to as "market level fair value"). See the Fair Value Measurements note for more information.

Templeton Funds
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
When the last day of the reporting period is a non-business day, certain foreign markets may be open on those days that the
Funds’ NAV is not calculated, which could result in differences between the value of the Funds’ portfolio securities on the last business day and the last calendar day of the reporting period. Any security valuation changes due to an open foreign market are adjusted and reflected by the Funds for financial reporting purposes.
3. Investments in Affiliated Management Investment Companies
Certain or all Funds invest in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund’s outstanding shares or has the power to exercise control over management or policies of such fund. The Funds do not invest for purposes of exercising a controlling influence over the management or policies. During the period ended May
31, 2022, investments in affiliated management investment companies were as follows:
4. Fair Value Measurements
The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Funds' own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds’ financial instruments and are summarized in the following fair value hierarchy:
• Level 1 – quoted prices in active markets for identical financial instruments
• Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
a       a   a   a   a   a   a   a
Templeton Foreign Fund
Non-Controlled Affiliates
Income from
securities
loaned
Institutional Fiduciary Trust -
Money Market Portfolio, 0.437% $— $81,001,658 $(61,005,934) $— $— $19,995,724 19,995,724 $5,839
Total Affiliated Securities ... $— $81,001,658 $(61,005,934) $— $— $19,995,724 $5,839
Templeton International Climate Change Fund
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust -
Money Market Portfolio, 0.437% $ 158,272 $ 428,685 $ (525,851) $ — $ — $ 61,106 61,106 $ 19
Non-Controlled Affiliates
Income from
securities
loaned
Institutional Fiduciary Trust -
Money Market Portfolio, 0.437% $— $174,280 $(174,280) $— $— $— — $—
Total Affiliated Securities ... $158,272 $602,965 $(700,131) $— $— $61,106 $19
2. Financial Instrument Valuation
(continued)

Templeton Funds
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
• Level 3 – significant unobservable inputs (including the Funds' own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of May 31, 2022, in valuing the Funds’ assets and liabilities carried at fair value, is as follows:
Level 1 Level 2 Level 3 Total
Templeton Foreign Fund
Assets:
Investments in Securities:
Common Stocks :
China ............................... $ 101,824,506 $ 131,067,863 $ — $ 232,892,369
France ............................... — 146,154,106 — 146,154,106
Germany ............................. — 350,384,835 — 350,384,835
Hong Kong ........................... — 105,221,750 — 105,221,750
India ................................ — 57,495,879 — 57,495,879
Ireland ............................... — 31,841,425 — 31,841,425
Japan ............................... — 367,032,724 — 367,032,724
Netherlands ........................... — 287,553,861 — 287,553,861
Portugal .............................. — 37,864,574 — 37,864,574
South Korea .......................... — 219,390,726 — 219,390,726
Spain ................................ — 12,220,860 — 12,220,860
Switzerland ........................... — 90,230,076 — 90,230,076
Taiwan ............................... — 73,236,505 — 73,236,505
Thailand ............................. — 39,351,615 — 39,351,615
United Kingdom ........................ — 645,573,349 — 645,573,349
United States .......................... 143,997,164 — — 143,997,164
Short Term Investments ................... 19,995,724 61,600,000 — 81,595,724
Total Investments in Securities ........... $265,817,394 $2,656,220,148
a
$— $2,922,037,542
Templeton International Climate Change Fund
Assets:
Investments in Securities:
Common Stocks :
Denmark ............................. — 149,158 — 149,158
France ............................... — 367,670 — 367,670
Germany ............................. — 246,067 — 246,067
Hong Kong ........................... — 18,917 — 18,917
India ................................ 63,898 62,070 — 125,968
Italy ................................. — 151,760 — 151,760
Japan ............................... — 238,048 — 238,048
Netherlands ........................... — 123,553 — 123,553
Singapore ............................ — 113,882 — 113,882
South Korea .......................... — 57,563 — 57,563
Spain ................................ — 82,416 — 82,416
Taiwan ............................... 104,830 — — 104,830
United Kingdom ........................ — 340,109 — 340,109
United States .......................... — 163,949 — 163,949
Short Term Investments ................... 61,106 — — 61,106
Total Investments in Securities ........... $229,834 $2,115,162
b
$— $2,344,996
Templeton World Fund
Assets:
Investments in Securities:
Common Stocks :
Belgium .............................. — 57,567,807 — 57,567,807
China ............................... 42,448,932 35,276,943 — 77,725,875
4. Fair Value Measurements
(continued)

Templeton Funds
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
Abbreviations
Level 1 Level 2 Level 3 Total
Templeton World Fund (continued)
Assets:
Investments in Securities:
Common Stocks:
France ............................... $ — $ 95,516,171 $ — $ 95,516,171
Germany ............................. — 165,372,716 — 165,372,716
Hong Kong ........................... — 72,402,766 — 72,402,766
Ireland ............................... 51,682,063 — — 51,682,063
Japan ............................... — 100,960,834 — 100,960,834
South Korea .......................... — 71,505,057 — 71,505,057
Switzerland ........................... — 67,231,230 — 67,231,230
Taiwan ............................... — 83,170,652 — 83,170,652
United Kingdom ........................ 17,813,254 190,203,968 — 208,017,222
United States .......................... 1,424,710,601 — — 1,424,710,601
Short Term Investments ................... — 48,600,000 — 48,600,000
Total Investments in Securities ........... $1,536,654,850 $987,808,144
c
$— $2,524,462,994
a
Includes foreign securities valued at $2,594,620,148, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the
Financial Instrument Valuation note for more information.
b
Includes foreign securities valued at $2,115,162, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
c
Includes foreign securities valued at $939,208,144, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
Selected Portfolio
ADR American Depositary Receipt
Cu r rency
GBP
British Pound
HKD
Hong Kong Do llar
4. Fair Value Measurements
(continued)
For additional information on the Funds' significant accounting policies, please refer to the Funds' most recent semiannual or annual shareholder report.